Mineral exploration and project development (Tables)	12 Months Ended
Dec. 31, 2018
Mineral exploration and project development
Schedule of mineral exploration and project development

	2018	2017	2016
Mineral exploration (i)	83,182	76,161	33,547
Project development (FEL 1 and FEL 2) (ii)	43,096	16,537	13,164
	126,278	92,698	46,711

(i)Increase in mineral exploration is due to the Company´s activities to increase reserves and resources and also to develop its greenfield portfolio. Amounts are divided between brownfield (USD 41,502) and greenfield (USD 41,860) exploration.

(ii)The increase is due to the development of projects in FEL1 and FEL2 stages, of which USD 16,960 related to greenfield projects.